Investments in subsidiaries	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Investments in subsidiaries

13. Investments in subsidiaries

The Group had the following principal subsidiaries as at December 31, 2025:

Name	Country/place of registration and operations	Principal activities	Proportion of voting rights and shares held (directly or indirectly) (%)
Direct ownership
Cereal Base CEBA AB	Sweden	Holding	100%
Oatly AB	Sweden	Holding	100%
Indirect ownership
Oatly Sweden Operations & Supply AB	Sweden	Production	100%
Havrekärnan AB	Sweden	Production	100%
Oatly UK Ltd.	United Kingdom	Selling	100%
Oatly Germany GmbH	Germany	Selling	100%
Oatly Switzerland AG	Switzerland	Selling	100%
Oatly Austria GmbH	Austria	Selling	100%
Oatly Netherlands BV	Netherlands	Selling	100%
Oatly Netherlands Operation & Supply BV	Netherlands	Production	100%
Oatly EMEA AB	Sweden	Selling	100%
Oatly Inc.	United States	Holding	100%
Oatly US Inc.	United States	Selling	100%
Oatly US Operations & Supply Inc.	United States	Production	100%
Oatly Shanghai Co. Ltd.	China	Selling	100%
Dong Plant (Zhuhai) Food and Beverage Co., Ldt	China	Selling	100%
Oatly Food Co Ltd.	China	Production	100%